Organization and Nature of Business (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Nature of Business
Schedule of principal business activities
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Tantech Holdings Ltd (“Tantech” or “Tantech BVI”)	November 9, 2010	BVI	Parent	Holding Company
EAG International Vantage Capitals Limited (“Euroasia”)	April 27, 2015	Hong Kong	100% by the Parent	Holding Company
USCNHK Holding Limited (“USCNHK Holding ”)	December 13, 2024	Hong Kong	100% by the Parent	Holding Company
EPakia Inc. (“EPakia”)	May 19, 2022	United States	100% by the Parent	Marketing and selling
Tanhome Inc (“Tanhome Holding”) (ii)	December 3, 2024	United States	100% by the Parent	Holding Company
Tanhome Group Inc (“Tanhome”) (ii)	December 3, 2024	United States	100% by Gohomeway Holding	Construction materials sales and services business
Xintong International Trading Co., Ltd. (“Xintong International”) (i)	July 1, 2021	Hong Kong	85% by the Euroasia	Holding Company
China East Trade Co., Ltd. (“China East”)	February 15, 2018	Hong Kong	100% by Euroasia	Investing in the factoring industry
Euroasia New Energy Automotive (Jiangsu) Co. Ltd. (“Euroasia New Energy”)	October 24, 2017	Zhangjia Gang, Jiangsu Province, China	100% by Euroasia	Holding Company
Shanghai Jiamu Investment Management Co., Ltd (“Jiamu”)	July 14, 2015	Shanghai, China	100% by Euroasia	Holding Company
Shangchi (Zhejiang) Intelligent Equipment Co., Ltd. (“Shangchi Intelligent Equipment”)	August 26, 2021	Pinghu Zhejiang Province, China	100% by Euroasia	Manufacturing and sales company focusing on new energy vehicles
Eurasia Holdings (Zhejiang) Co., Ltd. (“Eurasia Holdings”)	July 15, 2021	Hangzhou Zhejiang province, China	100% by Euroasia	Marketing and selling electric vehicles
Zhejiang Shangnilai Technology Co., Ltd. (“Shangnilai”)	November 12, 2020	Lishui, Zhejiang Province, China	100% by Jiamu	Manufacturing, selling and trading various products made from bamboo and charcoal
Lishui Smart New Energy Automobile Co., Ltd. (“Lishui Smart”)	November 16, 2020	Lishui, Zhejiang Province, China	100% by Jiamu	Research, development and manufacturing new energy automobiles
Zhejiang Zhuguxingqi Technology Co., Ltd	August 10, 2023	Lishui, Zhejiang Province, China	100% by Jiamu	Manufacturing, selling and trading various products made from bamboo and charcoal
Shanghai Wangju Industrial Group Co., Ltd. (“Shanghai Wangju”)	September 23, 2021	Shanghai, China	100% by Jiamu	Investing in the factoring industry
Gangyu Trading (Jiangsu) Co., Ltd. (“Gangyu Trading”)	August 10, 2021	Zhangjiagang Jiangsu Province, China	100% by Euroasia New Energy	Marketing and selling electric vehicles
Hangzhou Eurasia Supply Chain Co., Ltd. (“Eurasia Supply”)	August 4, 2021	Hangzhou Zhejiang province, China	100% by Eurasia Holdings	Supply chain business
Zhejiang Shangchi Medical Equipment Co., Ltd. (“Shangchi Medical”) (iii)	November 13, 2021	Pinghu Zhejiang Province, China	100% by Shangchi Intelligent Equipment	Manufacturing and sales company focusing on new energy vehicles
Shenzhen Shangdong Trading Co., Ltd. (“Shenzhen Shangdong”)	July 13, 2016	Shenzhen Guangdong Province, China	100% by Shanghai Wangju	Investing in the factoring industry
First International Commercial Factoring (Shenzhen) Co., Ltd. (“First International”)	July 27, 2017	Shenzhen Guangdong Province, China	75% by Shenzhen Shangdong 25% by China East	Investing in the factoring industry
Shanghai Senhuixin Technology Co., Ltd.(“Senhuixin”) (i)	March 19, 2025	Shanghai, China	100% by Xintong International	Investing in forests and plants industry